OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

(US$ MILLIONS)	2025	2024
Current
Work in progress (1)	$118	$170
Prepayments and other assets	871	757
Assets held for sale (2)	166	2,042
Total current	$1,155	$2,969
Non-current
Prepayments and other assets (3)	$877	$343
Total non-current	$877	$343
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(1)See Note 16 for additional information.
(2)Assets held for sale at December 31, 2024 included the partnership’s offshore oil services’ shuttle tanker operation which was sold in January 2025.
(3)Includes finance lease receivables related to vessels at the partnership’s offshore oil services.